Finance expense (Tables)	12 Months Ended
Dec. 31, 2023
Interest costs [abstract]
Summary of Finance Cost

	2023 £m	2022 £m	2021 £m
Finance expense arising on:
Financial liabilities at amortised cost	(672)	(789)	(735)
Net losses arising from:
Financial instruments mandatorily measured at fair value through profit or loss	(23)	743	(565)
Retranslation of loans	25	(761)	565
Reclassification of hedges from other comprehensive income	(4)	(2)	(2)
Unwinding of discounts on provisions	(15)	(7)	(2)
Finance expense arising on lease liabilities	(38)	(30)	(27)
Other finance expense	(65)	(33)	(3)
	(792)	(879)	(769)